Pension Plans (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
UK Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.60%	4.40%
Rate of compensation increase	2.90%	3.20%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.40%	4.40%
Expected return on plan assets	7.00%	7.30%
Rate of compensation increase	3.20%	2.30%
US Pension Benefits
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.90%	4.80%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.80%	4.10%
Expected return on plan assets	7.30%	7.30%